Investment Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Investment Securities
Investment Securities

Note 3. Investment Securities

The Company's investment securities, consisting of debt securities, are classified as available-for-sale. Unrealized holding gains or losses on these securities are included in other comprehensive income on the condensed consolidated balance sheets. Realized gains and losses and declines in value judged to be other-than-temporary (of which there have been none to date) on available-for-sale securities are included in interest income and other, net, in the condensed consolidated statements of operations. The Company did not have any investment securities as of June 30, 2011.

Investment securities consisted of the following at December 31, 2010 (in thousands):

	Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gains	(Losses)
Type of security:
Corporate debt securities, with unrealized gains	$3,038	$8	$0	$3,046
Corporate debt securities, with unrealized losses	0	0	0	0

	$3,038	$8	$0	$3,046

Net unrealized gain			$8

Maturity:

Less than one year	$3,038			$3,046
Due in 1–2 years	0			0

	$3,038			$3,046

Note 3. Investment Securities

The Company's investment securities, consisting of debt securities, are classified as available-for-sale. Unrealized holding gains or losses on these securities are included in other comprehensive income/(loss) on the consolidated balance sheets. Realized gains and losses and declines in value judged to be other-than-temporary (of which there have been none to date) on available-for-sale securities are included in interest income and other, net, in the consolidated statements of operations.

Investment securities consisted of the following at December 31, 2010 (in thousands):

	Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gains	(Losses)
Type of security:
Corporate debt securities, with unrealized gains	$3,038	$8	$—	$3,046
Corporate debt securities, with unrealized losses	—	—	—	—

	$3,038	$8	$—	$3,046

Net unrealized gain			$8

Maturity:
Less than one year	$3,038			$3,046
Due in 1–2 years	—			—

	$3,038			$3,046

Investment securities consisted of the following at December 31, 2009 (in thousands):

	Amortized Cost	Gross Unrealized		Estimated Fair Value
		Gains	(Losses)
Type of security:
Corporate debt securities, with unrealized gains	$12,608	$8	$—	$12,616
Corporate debt securities, with unrealized losses	5,565	—	(13)	5,552
Federal government and agency securities, with unrealized gains	1,509	1	—	1,510
Federal government and agency securities, with unrealized losses	7,786	—	(13)	7,773

	$27,468	$9	$(26)	$27,451

Net unrealized loss			$(17)

Maturity:
Less than one year	$23,199			$23,198
Due in 1–2 years	4,269			4,253

	$27,468			$27,451